Acquisitions and divestments, acquisitions subsequent events (Details) € in Millions, $ in Millions	Jul. 06, 2018 EUR (€)	Jul. 04, 2018 USD ($)	Mar. 31, 2018
Danske Commodities (DC) [member]
Acquisitions [line items]
Percentage of voting equity interests acquired	100.00%
Total purchase price | €	€ 400
The Martin Linge field [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of voting equity interests acquired			51.00%
Garantiana discovery [Member] | Exploration & Production Norway (E&P) [member]
Acquisitions [line items]
Percentage of voting equity interests acquired			40.00%
BM-S-Eight [Member] | Danske Commodities (DC) [member]
Acquisitions [line items]
Percentage of voting equity interests acquired		10.00%
Total purchase price | $		$ 379
BM-S-Eight [Member] | Disposal groups classified as held for sale [member] | ExxonMobil [Member]
Acquisitions [line items]
Ownership interest held for sale		3.50%
BM-S-Eight [Member] | Disposal groups classified as held for sale [member] | Galp [Member]
Acquisitions [line items]
Ownership interest held for sale		3.00%